Prepayments And Other Current Assets - Summary Of Prepayments And Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
VAT refund receivable	[1]	¥ 1,393,658		¥ 558,099
Funds receivable from third party payment channels		129,325		141,692
Advances to suppliers		81,530		168,117
Interest receivable		248,541		105,027
VAT recoverable and prepaid income taxes		145,423		63,354
Others		35,950		63,318
Total		¥ 2,034,427	$ 294,964	¥ 1,099,607

[1]	VAT refund receivable represents the VAT refund from local governments to incentivize the freight brokerage service.